UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co. Corporation Trust Center 1209 Orange St. Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	January 31
Date of reporting period:	July 31, 2025

REX-OspreyTM SOL + Staking ETF

ITEM 1.(a).  Reports to Stockholders.

REX-Osprey™ SOL + Staking ETF Tailored Shareholder Report

semi-annual Shareholder Report July 31, 2025 REX-Osprey™ SOL + Staking ETF ticker: SSK (Listed on the Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the REX-Osprey™ SOL + Staking ETF for the period of July 2, 2025 (inception) to July 31, 2025. You can find additional information about the Fund at https://www.rexshares.com/ssk/. You can also contact us at (844) 802-4004.

This report describes changes to the Fund that occurred subsequent to the end of the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REX-Osprey™ SOL + Staking ETF	$13¹	1.47%²
[1]	Costs are for the period of July 2, 2025 to July 31, 2025. Costs for a full semi-annual period would be higher.
[2]	Annualized.

Key Fund Statistics

(as of July 31, 2025)

Fund Net Assets	$142,879,796
Number of Holdings	4
Total Advisory Fee	$47,261
Portfolio Turnover Rate	13.28%

What did the Fund invest in?

(% of Net Assets as of July 31, 2025)

Sector Breakdown

Top Holdings
Solana	57.52%
21Shares Solana Staking ETP	41.62%
First American Government Obligations Fund - Institutonal Class 4.226%	1.81%
JitoSOL (Liquid Staking Token on Solana)	1.64%

How has the Fund Changed?

Change in Tax Status

Effective September 1, 2025, the Fund converted from being taxed as a C-corporation to being taxed as a regulated investment company for federal income tax purposes. As a result, the Fund intends to comply with Sub-chapter M of the Internal Revenue Code.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, visit https://www.rexshares.com/ssk/.

ITEM 1.(b).

Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

*Commencement of Operations July 2, 2025

REX-OSPREYTM SOL + STAKING ETF

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Period Ended July 31, 2025* (Unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | JULY 31, 2025

REX-OSPREYTM SOL + STAKING ETF

Schedule of InvestmentsJuly 31, 2025 (unaudited)

		Shares	Value
41.62%	EXCHANGE TRADED PRODUCTS
	21Shares Solana Staking ETP(A)	516,800	$59,473,344
	(Cost: $55,875,209)

59.16%	CRYPTO CURRENCIES
	JitoSOL (Liquid Staking Token on Solana)(A)	10,875	2,340,714
	Solana(A)	466,515	82,180,096
	(Cost: $79,798,644)		84,520,810

1.81%	MONEY MARKET FUND
	First American Government Obligations Fund - Institutional Class 4.226%(B)	2,590,421	2,590,421
	(Cost: $2,590,421)

102.59%	TOTAL INVESTMENTS		146,584,575
	(Cost: $138,264,274)
(2.59%)	Liabilities in excess of other assets		(3,704,779)
100.00%	NET ASSETS		$142,879,796

(A)Non-income producing.

(B)Effective 7 day yield as of July 31, 2025.

See Notes to Financial Statements

FINANCIAL STATEMENTS | JULY 31, 2025

REX-OSPREYTM SOL + STAKING ETF

Statement of Assets and LiabilitiesJuly 31, 2025 (unaudited)

ASSETS
Investments at value (Cost of $138,264,274) (Note 1)	$146,584,575
Interest receivable	12,507
TOTAL ASSETS	146,597,082

LIABILITIES
Securities purchased payable	854,903
Accrued advisory fees	47,261
Accrued tax expense	2,197,545
Distributions payable	617,577
TOTAL LIABILITIES	3,717,286
NET ASSETS	$142,879,796

Net Assets Consist of:
Paid-in capital	$137,157,327
Distributable earnings (accumulated deficits)	5,722,469
Net Assets	$142,879,796

NET ASSET VALUE PER SHARE
Net Assets	$142,879,796
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	5,075,000
Net Asset Value and Offering Price Per Share	$28.15

See Notes to Financial Statements

FINANCIAL STATEMENTS | JULY 31, 2025

REX-OSPREYTM SOL + STAKING ETF

Statement of OperationsPeriod Ended July 31, 2025* (unaudited)

INVESTMENT INCOME
Staking rewards	$209,844
Interest income	12,507
Total investment income	222,351

EXPENSES
Investment advisory fees (Note 2)	47,261
Total expenses	47,261

NET INVESTMENT INCOME, BEFORE INCOME TAXES	175,090
Current income tax expense (Note 4)	(45,068)
Net investment income (loss)	130,022

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	42,200
Current income tax expense (Note 4)	(10,862)
Net realized gain (loss) on investments	31,338

Net change in unrealized appreciation (depreciation) of investments, before income taxes	8,320,301
Deferred income tax expense (Note 4)	(2,141,615)
Net change in unrealized gain (loss) on investments	6,178,686
Net realized and unrealized gain (loss) on investments	6,210,024

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$6,340,046

*The Fund commenced operations on July 2, 2025.

See Notes to Financial Statements

FINANCIAL STATEMENTS | JULY 31, 2025

REX-OSPREYTM SOL + STAKING ETF

Statement of Changes in Net Assets

Period Ended July 31, 2025* (unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$130,022
Net realized gain (loss) on investments	31,338
Net change in unrealized appreciation (depreciation) of investments	6,178,686
Increase (decrease) in net assets from operations	6,340,046

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(617,577)
Decrease in net assets from distributions	(617,577)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	153,924,457
Shares redeemed	(16,767,130)
Increase (decrease) in net assets from capital stock transactions	137,157,327

NET ASSETS
Increase (decrease) during period	142,879,796
Beginning of period	—
End of period	$142,879,796

*The Fund commenced operations on July 2, 2025.

See Notes to Financial Statements

FINANCIAL STATEMENTS | JULY 31, 2025

REX-OSPREYTM SOL + STAKING ETF

Financial HighlightsSelected Per Share Data Throughout The Period

Period Ended July 31, 2025* (unaudited)
Net asset value, beginning of period	$24.94
Investment activities
Net investment income (loss)(1)	0.05
Net realized and unrealized gain (loss) on investments	3.28
Total from investment activities	3.33
Distributions
Net investment income	(0.12)
Return of capital	—
Total distributions	(0.12)
Net asset value, end of period	$28.15

Total Return(2)	13.37%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, including tax expense	1.47%
Expenses, excluding tax expense	0.75%
Net investment income (loss)	2.06%
Portfolio turnover rate(4)	13.28%
Net assets, end of period (000’s)	$142,880

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Total return is for the period indicated and has not been annualized.

(3)Ratios to average net assets have been annualized.

(4)Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized.

*The Fund commenced operations on July 2, 2025.

FINANCIAL STATEMENTS | JULY 31, 2025

REX-OSPREYTM SOL + STAKING ETF

Notes to Financial StatementsJuly 31, 2025 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The REX-Osprey™ SOL + Staking ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the "Trust"), which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on July 2, 2025.

The Fund’s investment objective is to seek investment results of 1x the performance, before fees and expenses, of Solana (“SOL” or the “Reference Asset”) plus staking rewards associated with the Reference Asset.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by REX Advisers, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, is the information utilized for the day-today management of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s Chief Investment Officer is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Investment Valuation

The Fund records its investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. If market quotations are not readily available, securities are valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately

FINANCIAL STATEMENTS | JULY 31, 2025

REX-OSPREYTM SOL + STAKING ETF

Notes to Financial Statements - continuedJuly 31, 2025 (unaudited)

responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. The Fund may engage one or more third-party vendors to value the Reference Assets. Such third-party vendors may obtain a price from the particular Reference Asset’s principal market and/or use other factors, such as volume and activity data, in determining a fair market value.

Cryptocurrency held directly will be valued daily by an independent pricing agent (e.g., CF Benchmarks) based on aggregated trade data from multiple cryptocurrency-USD markets operated by major cryptocurrency exchanges and synchronized to the Valuation Time. This methodology used to calculate the price to value the cryptocurrency may not be deemed consistent with U.S. GAAP because it uses an amalgamated price from various markets and a trade weighted average pricing methodology.

For financial reporting purposes only, for each cryptocurrency with actively quoted prices in a principal market as of the close of Valuation Time, the quoted price is used as the fair value. When a quoted price in a principal market is not available, comparable data from active markets will be used. If neither a quoted price nor comparable data is available, internal models or data will be used to estimate fair value. Assumptions used in any internal models, and the valuation methods used will be appropriate and consistent with market practice.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate

FINANCIAL STATEMENTS | JULY 31, 2025

REX-OSPREYTM SOL + STAKING ETF

Notes to Financial Statements - continuedJuly 31, 2025 (unaudited)

accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of July 31, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Exchange Traded Products	$59,473,344	$—	$—	$59,473,344
Crypto Currencies	84,520,810	—	—	84,520,810
Money Market Fund	2,590,421	—	—	2,590,421
	$146,584,575	$—	$—	$146,584,575

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector. The Fund held no Level 3 securities at any time during the period ended July 31, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and

FINANCIAL STATEMENTS | JULY 31, 2025

REX-OSPREYTM SOL + STAKING ETF

Notes to Financial Statements - continuedJuly 31, 2025 (unaudited)

losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Tax Information

The Fund will be treated as a regular C corporation for U.S. federal income tax purposes and not as a regulated investment company like most mutual funds and exchange traded funds. Accordingly, all distributions to shareholders will be treated as dividend income to the extent paid from the Fund’s earning and profits (as determined for U.S. federal income tax purposes) and will be currently taxed as such unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals from such arrangements generally will be taxed.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. During the period ended July 31, 2025, there were no such reclassifications.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized

FINANCIAL STATEMENTS | JULY 31, 2025

REX-OSPREYTM SOL + STAKING ETF

Notes to Financial Statements - continuedJuly 31, 2025 (unaudited)

Participants”) will be required to pay to U.S. Bank National Association (the “ETF Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $300. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $300.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of July 31, 2025:

	Creation Unit Shares	Creation Transaction Fee	Value
REX-Osprey™ SOL + Staking ETF	25,000	$300	$714,500

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized

FINANCIAL STATEMENTS | JULY 31, 2025

REX-OSPREYTM SOL + STAKING ETF

Notes to Financial Statements - continuedJuly 31, 2025 (unaudited)

Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

NOTE 2	–	INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of the Fund’s investments. The Advisor also: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; and (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the Adviser assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Fund, except the fee paid to the Adviser pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

FINANCIAL STATEMENTS | JULY 31, 2025

REX-OSPREYTM SOL + STAKING ETF

Notes to Financial Statements - continuedJuly 31, 2025 (unaudited)

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee of 0.75%, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

U.S. Bank Global Fund Services (“U.S. Bancorp”) serves as the Fund’s fund accountant and Transfer Agent pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement. For its services, U.S. Bancorp is entitled to a fee. The Advisor pays these fees monthly.

Custodians

Pursuant to a Custody Agreement with the Trust, U.S. Bank National Association (“ETF Custodian”) serves as ETF Custodian for the Funds and safeguards and holds the Fund’s cash and securities issued by ETFs and other non-Reference Asset securities, settles the Fund’s non-Reference Asset transactions and collects income on the Fund’s investments. For its services, the ETF Custodian is entitled to a fee. The Advisor pays these fees monthly.

Pursuant to a Custody Agreement with the Trust, Anchorage Digital Bank National Association (“Crypto Custodian”), serves as Crypto Custodian for the Funds and safeguards the Fund’s cash, holdings in the Reference Asset, and LSTs, settles the Fund’s Reference Asset and LST transactions and collects staking rewards.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. For its services Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

FINANCIAL STATEMENTS | JULY 31, 2025

REX-OSPREYTM SOL + STAKING ETF

Notes to Financial Statements - continuedJuly 31, 2025 (unaudited)

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Fund’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for its service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term investments for the period ended July 31, 2025, were as follows:

Purchases	Sales
$154,759,316	$19,127,662

As of the July 31, 2025, the Fund did not have any in-kind purchases or proceeds from the sales to report.

NOTE 4	–	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Fund is taxed as a regular C-corporation for federal income tax purposes and as such is obligated to pay federal and state income tax. This treatment differs from most investment companies, which elect to be treated as “regulated investment companies” under the Internal Revenue Code of 1986, as amended (the “Code”) in order to avoid paying entity level income taxes. Such taxes

FINANCIAL STATEMENTS | JULY 31, 2025

REX-OSPREYTM SOL + STAKING ETF

Notes to Financial Statements - continuedJuly 31, 2025 (unaudited)

will reduce the return from an investment in the Fund. Since the Fund will be subject to taxation on its taxable income, the NAV of the Fund shares will also be reduced by the accrual of any deferred tax liabilities. The Underlying Index however is calculated without any deductions for taxes. As a result, the Fund’s after tax performance could differ significantly from the Underlying Index even if the pretax performance of the Fund and the performance of Underlying Index are closely related.

The Fund’s income tax expense for the period ended July 31, 2025 consists of the following:

	Current	Deferred	Total
Federal	$43,622	$1,749,247	$1,792,869
State	12,308	392,368	404,676
Total tax expense	$55,930	$2,141,615	$2,197,545

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$138,264,274	$10,996,750	$(2,676,449)	$8,320,301

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in large blocks of 25,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are

FINANCIAL STATEMENTS | JULY 31, 2025

REX-OSPREYTM SOL + STAKING ETF

Notes to Financial Statements - continuedJuly 31, 2025 (unaudited)

collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

Period Ended July 31, 2025
Shares sold	5,725,000
Shares redeemed	(650,000)
Net increase (decrease)	5,075,000

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as noted below, no additional items require disclosure.

Effective September 1, 2025, the Fund converted from being taxed as a C-corporation to being taxed as a regulated investment company for federal income tax purposes. As a result, the Fund intends to comply with Sub-chapter M of the Internal Revenue Code.

FINANCIAL STATEMENTS | JULY 31, 2025

REX-OSPREYTM SOL + STAKING ETF

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Trustees, Officers, and others of open-end management investment companies.

Because REX Advisers, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Agreement

This semi-annual report pertains only to the REX-OspreyTM SOL + Staking ETF (the “REX ETF”).

At meetings held on March 11-12, and June 17-18, 2025 (collectively, the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of the proposed Investment Advisory Agreement (the “REX Advisory Agreement”) between the Trust and REX Advisers, LLC (“REX,” or the “Adviser”), with respect to the REX ETF. The Board reflected on its discussions with the representatives from REX earlier in the Meeting regarding the manner in which the REX ETF is to be managed and the roles and responsibilities of REX under the REX Advisory Agreement. The Board also acknowledged that, although it deliberated and had approved the REX Advisory Agreement in March, it reevaluated it again in June due to substantial revisions to the REX ETF’s strategies in response to comments received from the SEC staff, and the addition of staking to the strategies.

The Trustees reviewed a memorandum from Trust Counsel (“Trust Counsel”) that addressed the Trustees’ duties when considering the approval of the REX Advisory Agreement and the response of REX to requests for information from Trust Counsel on behalf of the Board. Trust Counsel noted that the responses included information on the personnel of and services to be provided by REX,

FINANCIAL STATEMENTS | JULY 31, 2025

REX-OSPREYTM SOL + STAKING ETF

Supplemental Information (unaudited) - continued

an expense comparison analysis for the REX ETF and comparable ETFs, and the REX Advisory Agreement. He discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the REX Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services to be provided by REX; (ii) the investment performance of REX; (iii) the costs of the services to be provided and profits to be realized by REX from the relationship with the REX ETF; (iv) the extent to which economies of scale would be realized if the REX ETF grows and whether advisory fee levels reflect those economies of scale for the benefit of its investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the REX Advisory Agreement, including: (i) information regarding the services and support to be provided by REX to the REX ETF and its shareholders; (ii) presentations by management of REX addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the REX ETF; (iii) information pertaining to the compliance structure of REX; (iv) disclosure information contained in the REX ETF’s registration statement and REX’s Form ADV and/or the policies and procedures of REX; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the REX Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

Trust Counsel reminded the Board that it also requested and received various informational materials including, without limitation: (i) documents containing information about REX, including financial information, personnel and the services to be provided by REX to the REX ETF, the firm’s compliance program, current legal matters, and other general information; (ii) projected expenses of the REX ETF and comparative expense information for other ETFs with strategies similar to the REX ETF prepared by an independent third party; (iii) the anticipated effect of size on the REX ETF’s performance and expenses; and (iv) benefits anticipated to be realized by REX from its relationship with the REX ETF.

The Board did not identify any particular information that was most relevant to its consideration to approve the REX Advisory Agreement, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the REX Advisory Agreement, the Trustees considered numerous factors, including:

FINANCIAL STATEMENTS | JULY 31, 2025

REX-OSPREYTM SOL + STAKING ETF

Supplemental Information (unaudited) - continued

The nature, extent, and quality of the services to be provided by REX.

In this regard, the Board considered the responsibilities of REX under the REX Advisory Agreement. The Board reviewed the services to be provided by REX to the REX ETF, including, without limitation, the processes of REX for assuring compliance with the REX ETF’s investment objectives and limitations; REX’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by REX for the REX ETF among the service providers; and the anticipated efforts of REX to promote the REX ETF and grow its assets. The Board considered: the staffing, personnel, and methods of operating REX; the education and experience of REX’s personnel; and information provided regarding REX’s compliance program, and policies and procedures. After reviewing the foregoing and further information from REX, the Board concluded that the quality, extent, and nature of the services to be provided by REX, was satisfactory and adequate for the REX ETF.

The investment performance of REX and REX ETF.

The Board noted that the REX ETF had not yet commenced operations and therefore the REX ETF does not have a performance record.

The costs of services to be provided and profits to be realized by REX from the relationship with the REX ETF.

In this regard, the Board considered the financial condition of REX and the level of commitment to the REX ETF by REX. The Board also considered the projected assets and proposed expenses of the REX ETF, including the nature and frequency of advisory payments. The Trustees noted the information on projected profitability provided by REX. The Trustees considered the unitary fee structure proposed by REX. The Board compared the proposed unitary fee of the REX ETF to the advisory fees and net expense ratios of ETFs from its Morningstar category, Digital Assets (“Category”), and a peer group selected from its Category (“Peer Group”). The Trustees noted that the proposed unitary fee was lower than the median advisory fees of the Category and Peer Group, and that the Fund’s projected net expense ratio was also lower than the median of its Category and Peer Group. The Trustees acknowledged REX’s representation that the proposed advisory fees are appropriate for an actively managed fund with a unique strategy such as the REX ETF. The Trustees also noted the complexity and high degree of difficulty required to implement the REX ETF’s strategy, especially the staking component, and that it is the first ETF of its kind to implement the strategy. The Trustees also noted that REX does not

FINANCIAL STATEMENTS | JULY 31, 2025

REX-OSPREYTM SOL + STAKING ETF

Supplemental Information (unaudited) - continued

manage any separate accounts with strategies similar to those of the REX ETF. After further consideration, the Board concluded that the projected profitability and fees to be paid to REX were within an acceptable range in light of the services to be rendered by REX.

The extent to which economies of scale would be realized as the REX ETF grows and whether advisory fee levels reflect these economies of scale for the benefit of the REX ETF’s investors.

The Trustees considered that it was not anticipated that the REX ETF would be of sufficient size to achieve economies of scale in the first few years of operations. The Board noted that the fee structure did not have breakpoints, and, as a result, economies of scale would not be realized by shareholders as the REX ETF grows. However, the Board noted that the unitary fee structure limits the shareholders’ exposure to underlying operating expense increases.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the REX personnel assigned to the REX ETF; the basis of decisions to buy or sell securities for the REX ETF; and the substance and administration of the Code of Ethics and other relevant policies of REX. The Board also considered potential benefits for REX in managing the REX ETF. Following further consideration and discussion, the Board concluded that the standards and practices of REX relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by REX from managing the REX ETF were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the REX Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the REX Advisory Agreement.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which  includes investment advisory contract approval in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR - Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: October 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: October 3, 2025

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: October 3, 2025

* Print the name and title of each signing officer under his or her signature.